Construction costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Construction cost	R$ 1,899,844	R$ 1,417,504	R$ 1,091,396
Windfarms Of The Brisa Complex [Member]
IfrsStatementLineItems [Line Items]
Revenue related to the reimbursement		6,921
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Construction cost	1,088,808	781,807	548,336
Third Party Services [Member]
IfrsStatementLineItems [Line Items]
Construction cost	626,540	460,952	395,607
Personnel [Member]
IfrsStatementLineItems [Line Items]
Construction cost	155,182	140,108	125,777
Others [Member]
IfrsStatementLineItems [Line Items]
Construction cost	R$ 29,314	R$ 34,637	R$ 21,676